Schedule of Provisional Purchase Price Allocation Relating to OpenReel Merger (Details) - USD ($)	Jun. 30, 2025	[1]	Jan. 31, 2025	Dec. 31, 2024	[1]	Dec. 18, 2024	Dec. 31, 2023
Liabilities assumed:
Total identifiable net assets			$ 3,248,501
Goodwill recorded:
Goodwill	$ 21,991,721		3,019,246	$ 18,972,475			$ 2,171,526
Total consideration			$ 6,267,747
Open Reel [Member]
Assets acquired:
Cash and cash equivalents						$ 82,219
Accounts receivable, net						865,562
Prepaid expense and other current assets						103,343
Property and equipment, net						3,607
Total assets						4,958,051
Liabilities assumed:
Accounts payable						330,602
Accrued payroll						120,408
Unearned revenue, current						2,726,846
Accrued expenses and other current liabilities						222,581
Unearned revenue, non-current						107,070
Due to Parent						150,033
Total liabilities						3,657,540
Total identifiable net assets						1,300,511
Goodwill recorded:
Goodwill						19,526,409
Total consideration						20,826,920
Open Reel [Member] | Customer Relationships [Member]
Assets acquired:
Intangible Assets						588,710
Open Reel [Member] | Trade Names [Member]
Assets acquired:
Intangible Assets						899,600
Open Reel [Member] | Technology-Based Intangible Assets [Member]
Assets acquired:
Intangible Assets						$ 2,415,010

[1]	Measured at period-end.